Disposal group held for sale and Discontinued operations (Tables)	12 Months Ended
Dec. 31, 2025
Non-Current Assets Held For Sale And Discontinued Operations [Abstract]
Schedule of Discontinued Operations
The results from operations of the Romanian reporting segment include:

	Year ended December 31,
	2025	2024

Expenses	$(4,039)	$(4,989)
Impairment of property and equipment	(2,896)	(8,687)
Loss from operations	(6,935)	(13,676)
Proceeds on disposal	3,507	—
Net assets sold	(2,712)	—
Non-controlling interest on disposal	(15,633)	—
Reclassification of other comprehensive income	3,828	—
	(17,945)	(13,676)
Income tax expense	—	—
Loss from discontinued operations, net of tax	$(17,945)	$(13,676)

Loss from discontinued operations attributable to shareholders of the Company	$(12,597)	$(11,788)
Loss from discontinued operations attributable to non-controlling interest	$(5,348)	$(1,888)

Basic and diluted loss per share attributable to shareholders of the Company	$(0.06)	$(0.06)